Loans and Allowance for Credit Losses	3 Months Ended
Jan. 31, 2021
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Loans and Allowance for Credit Losses
Note 3: Loans and Allowance for Credit Losses
Credit Risk Exposure
The following table sets out our credit risk exposure for all loans carried at amortized cost, FVOCI or FVTPL as at January 31, 2021 and October 31, 2020. Stage 1 represents those performing loans carried with up to a 12 month expected credit loss, Stage 2 represents those performing loans carried with a lifetime expected credit loss, and Stage 3 represents those loans with a lifetime credit loss that are credit impaired.

(Canadian $ in millions)	January 31, 2021				October 31, 2020
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Loans: Residential mortgages
Exceptionally low	1	-	-	1	1	-	-	1
Very low	86,569	339	-	86,908	79,295	429	-	79,724
Low	20,496	2,789	-	23,285	24,490	2,481	-	26,971
Medium	11,616	4,141	-	15,757	11,560	6,461	-	18,021
High	174	399	-	573	172	446	-	618
Not rated	1,010	129	-	1,139	1,132	148	-	1,280
Impaired	-	-	507	507	-	-	409	409
Allowance for credit losses	33	41	17	91	51	75	16	142
Carrying amount	119,833	7,756	490	128,079	116,599	9,890	393	126,882
Loans: Consumer instalment and other personal
Exceptionally low	1,414	72	-	1,486	1,550	31	-	1,581
Very low	27,241	43	-	27,284	26,645	37	-	26,682
Low	21,088	504	-	21,592	20,935	585	-	21,520
Medium	10,651	3,808	-	14,459	10,324	4,334	-	14,658
High	474	1,466	-	1,940	429	1,470	-	1,899
Not rated	3,603	79	-	3,682	3,372	96	-	3,468
Impaired	-	-	337	337	-	-	340	340
Allowance for credit losses	136	416	97	649	134	429	105	668
Carrying amount	64,335	5,556	240	70,131	63,121	6,124	235	69,480
Loans: Credit cards (1)
Exceptionally low	1,935	4	-	1,939	2,252	-	-	2,252
Very low	343	1	-	344	1,106	15	-	1,121
Low	1,607	118	-	1,725	899	148	-	1,047
Medium	1,667	764	-	2,431	1,611	899	-	2,510
High	60	360	-	420	58	377	-	435
Not rated	483	-	-	483	524	-	-	524
Impaired	-	-	-	-	-	-	-	-
Allowance for credit losses	64	258	-	322	61	272	-	333
Carrying amount	6,031	989	-	7,020	6,389	1,167	-	7,556
Loans: Business and government (2)
Acceptable
Investment grade	137,436	3,277	-	140,713	129,100	3,242	-	132,342
Sub-investment grade	87,677	22,083	-	109,760	85,197	30,106	-	115,303
Watchlist	-	7,559	-	7,559	-	8,621	-	8,621
Impaired	-	-	2,598	2,598	-	-	2,889	2,889
Allowance for credit losses	617	942	567	2,126	510	1,044	606	2,160
Carrying amount	224,496	31,977	2,031	258,504	213,787	40,925	2,283	256,995
Commitments and financial guarantee contracts
Acceptable
Investment grade	135,193	1,411	-	136,604	138,141	1,628	-	139,769
Sub-investment grade	45,499	14,866	-	60,365	41,650	20,421	-	62,071
Watchlist	-	4,064	-	4,064	-	4,861	-	4,861
Impaired	-	-	1,212	1,212	-	-	1,261	1,261
Allowance for credit losses	236	229	25	490	211	288	12	511
Carrying amount (3)(4)	180,456	20,112	1,187	201,755	179,580	26,622	1,249	207,451

(1)	Credit card loans are immediately written off when principal or interest payments are 180 days past due, and as a result are not reported as impaired in Stage 3.
(2)	Includes customers’ liability under acceptances.
(3)
Represents the total contractual amounts of undrawn credit facilities and other off-balance
sheet exposures, excluding personal lines of credit and credit cards that are unconditionally cancellable at our discretion.

(4)	Certain commercial borrower commitments are conditional and may include recourse with other parties.

 Certain comparative figures have been reclassified to conform with the current period’s presentation.

Allowance for Credit Losses
The allowance for credit losses recorded in our Consolidated Balance Sheet is maintained at a level we consider adequate to absorb credit-related losses on our loans and other credit instruments. The allowance for credit losses amounted to $3,678 million at January 31, 2021 ($3,814 million as at
October 31, 2020)
of which $3,188 million ($3,303 million as at
October 31, 2020)
was recorded in loans and $490 million ($511 million as at
October 31, 2020)
was recorded in other liabilities in our Consolidated Balance Sheet.
Significant changes in the gross balances, including originations, maturities and repayments in the normal course of operations, impact the allowance for credit losses.

The following table shows the continuity in the loss allowance by product type. Transfers represent the amount of expected credit loss (ECL) that moved between stages during the period, for example, moving from a
12-month
(Stage 1) to lifetime (Stage 2) ECL measurement basis. Net remeasurements represent the ECL impact due to transfers between stages, and changes in economic forecasts and credit quality. Model changes includes new calculation models or methodologies.

(Canadian $ in millions)
For the three months ended	January 31, 2021				January 31, 2020
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Loans: Residential mortgages
Balance as at beginning of period	51	75	26	152	15	33	38	86
Transfer to Stage 1	25	(18)	(7)	-	6	(6)	-	-
Transfer to Stage 2	(1)	15	(14)	-	-	2	(2)	-
Transfer to Stage 3	-	(7)	7	-	-	(1)	1	-
Net remeasurement of loss allowance	(45)	(19)	24	(40)	(9)	4	5	-
Loan originations	6	-	-	6	2	-	-	2
Derecognitions and maturities	(2)	(4)	-	(6)	-	(1)	-	(1)
Model changes	-	-	-	-	-	-	-	-
Total Provision for Credit Losses (PCL) (1)	(17)	(33)	10	(40)	(1)	(2)	4	1
Write-offs (2)	-	-	(3)	(3)	-	-	(3)	(3)
Recoveries of previous write-offs	-	-	-	-	-	-	2	2
Foreign exchange and other	(1)	-	(7)	(8)	-	-	(14)	(14)
Balance as at end of period	33	42	26	101	14	31	27	72
Loans: Consumer instalment and other personal
Balance as at beginning of period	148	454	105	707	89	333	136	558
Transfer to Stage 1	65	(62)	(3)	-	41	(38)	(3)	-
Transfer to Stage 2	(7)	16	(9)	-	(4)	21	(17)	-
Transfer to Stage 3	(1)	(22)	23	-	(2)	(25)	27	-
Net remeasurement of loss allowance	(65)	71	31	37	(44)	62	45	63
Loan originations	19	-	-	19	11	-	-	11
Derecognitions and maturities	(7)	(14)	-	(21)	(4)	(10)	-	(14)
Model changes	-	-	-	-	-	-	-	-
Total PCL (1)	4	(11)	42	35	(2)	10	52	60
Write-offs (2)	-	-	(65)	(65)	-	-	(83)	(83)
Recoveries of previous write-offs	-	-	22	22	-	-	23	23
Foreign exchange and other	(2)	(3)	(7)	(12)	1	-	(3)	(2)
Balance as at end of period	150	440	97	687	88	343	125	556
Loans: Credit cards
Balance as at beginning of period	110	321	-	431	80	225	-	305
Transfer to Stage 1	58	(58)	-	-	28	(28)	-	-
Transfer to Stage 2	(6)	6	-	-	(5)	5	-	-
Transfer to Stage 3	-	(40)	40	-	-	(40)	40	-
Net remeasurement of loss allowance	(55)	80	14	39	(25)	64	23	62
Loan originations	7	-	-	7	4	-	-	4
Derecognitions and maturities	(1)	(7)	-	(8)	(1)	(6)	-	(7)
Model changes	-	-	-	-	-	-	-	-
Total PCL (1)	3	(19)	54	38	1	(5)	63	59
Write-offs (2)	-	-	(68)	(68)	-	-	(88)	(88)
Recoveries of previous write-offs	-	-	20	20	-	-	26	26
Foreign exchange and other	(1)	-	(6)	(7)	(1)	-	(1)	(2)
Balance as at end of period	112	302	-	414	80	220	-	300
Loans: Business and government
Balance as at beginning of period	658	1,258	608	2,524	338	496	311	1,145
Transfer to Stage 1	179	(178)	(1)	-	44	(38)	(6)	-
Transfer to Stage 2	(16)	18	(2)	-	(8)	9	(1)	-
Transfer to Stage 3	(1)	(53)	54	-	(1)	(23)	24	-
Net remeasurement of loss allowance	(72)	141	58	127	(61)	94	188	221
Loan originations	78	-	-	78	47	-	-	47
Derecognitions and maturities	(28)	(48)	-	(76)	(15)	(25)	-	(40)
Model changes	-	-	-	-	-	-	-	-
Total PCL (1)	140	(120)	109	129	6	17	205	228
Write-offs (2)	-	-	(111)	(111)	-	-	(41)	(41)
Recoveries of previous write-offs	-	-	13	13	-	-	7	7
Foreign exchange and other	(7)	(36)	(36)	(79)	4	6	(15)	(5)
Balance as at end of period	791	1,102	583	2,476	348	519	467	1,334
Total as at end of period	1,086	1,886	706	3,678	530	1,113	619	2,262
Comprised of: Loans	850	1,657	681	3,188	411	1,003	609	2,023
Other credit instruments (3)	236	229	25	490	119	110	10	239

(1)	Excludes PCL on other assets of $(6) million for the three months ended January 31, 2021 ($1 million for the three months ended January 31, 2020).
(2)
Generally, we continue to seek recovery on amounts that were written off during the year, unless the loan is sold, we no longer have the right to collect or we have exhausted all reasonable efforts to collect.

(3)	Other credit instruments, including off-balance sheet items, are recorded in other liabilities in our Consolidated Balance Sheet.

Loans and allowance for credit losses by geographic region as at January 31, 2021 and October 31, 2020 are as follows:

(Canadian $ in millions)	January 31, 2021				October 31, 2020
	Gross amount	Allowance for credit losses on impaired loans (2)	Allowance for credit losses on performing loans (3)	Net Amount	Gross amount	Allowance for credit losses on impaired loans (2)	Allowance for credit losses on performing loans (3)	Net Amount
By geographic region (1):
Canada	280,128	340	1,344	278,444	276,975	303	1,323	275,349
United States	163,667	330	1,135	162,202	161,725	410	1,225	160,090
Other countries	11,249	11	28	11,210	12,023	14	28	11,981
Total	455,044	681	2,507	451,856	450,723	727	2,576	447,420

(1)	Geographic region is based upon country of ultimate risk.
(2)	Excludes allowance for credit losses on impaired loans of $25 million for other credit instruments, which is included in other liabilities ($12 million as at October 31, 2020).
(3)	Excludes allowance for credit losses on performing loans of $465 million for other credit instruments, which is included in other liabilities ($499 million as at October 31, 2020).
Certain comparative figures have been reclassified to conform with the current period’s presentation.
Impaired (Stage 3) loans, including the related allowances, as at January 31, 2021 and October 31, 2020 are as follows:

(Canadian $ in millions)	January 31, 2021			October 31, 2020
	Gross impaired amount (3)	Allowance for credit losses on impaired loans (4)	Net impaired amount (3)	Gross impaired amount (3)	Allowance for credit losses on impaired loans (4)	Net impaired amount (3)
Residential mortgages	507	17	490	409	16	393
Consumer instalment and other personal	337	97	240	340	105	235
Business and government (1)	2,598	567	2,031	2,889	606	2,283
Total	3,442	681	2,761	3,638	727	2,911
By geographic region (2):
Canada	1,541	340	1,201	1,343	303	1,040
United States	1,830	330	1,500	2,211	410	1,801
Other countries	71	11	60	84	14	70
Total	3,442	681	2,761	3,638	727	2,911

(1)	Includes customers’ liability under acceptances.
(2)	Geographic region is based upon the country of ultimate risk.
(3)	Gross impaired loans and net impaired loans exclude purchased credit impaired loans.
(4)	Excludes allowance for credit losses on impaired loans of $25 million for other credit instruments, which is included in other liabilities ($12 million as at October 31, 2020).
Loans Past Due Not Impaired
Loans that are past due but not classified as impaired are loans where our customers have failed to make payments when contractually due but for which we expect the full amount of principal and interest payments to be collected, or loans which are held at fair value. The following table presents loans that are past due but not classified as impaired as at January 31, 2021 and October 31, 2020. In cases where borrowers have opted to participate in payment deferral programs we offered as a result of the
COVID-19
pandemic, deferred payments are not considered past due and do not on their own indicate a significant increase in credit risk. As a result, they have not been included in the table below.

(Canadian $ in millions)	January 31, 2021				October 31, 2020
	1 to 29 days	30 to 89 days	90 days or more	Total	1 to 29 days	30 to 89 days	90 days or more	Total
Residential mortgages	725	439	23	1,187	806	543	43	1,392
Credit card, consumer instalment and other personal	2,911	378	79	3,368	2,136	345	65	2,546
Business and government	212	146	24	382	180	330	22	532
Total	3,848	963	126	4,937	3,122	1,218	130	4,470
  Fully secured loans with amounts past due between 90 and 180 days that we have not classified as impaired totalled $35 million and $53 million as at January 31, 2021 and October 31, 2020, respectively.
ECL Sensitivity and Key Economic Variables
The expected credit loss model requires the recognition of credit losses generally based on 12 months of expected losses for performing loans and the recognition of lifetime losses on performing loans that have experienced a significant increase in credit risk since origination.
The allowance for performing loans is sensitive to changes in both economic forecasts and the probability-weight assigned to each forecast scenario. Forecasts are developed internally by our Economics group, considering external data and our view of future economic conditions. We apply experienced credit judgment to reflect factors not captured in the ECL models, as we deem necessary. We have applied experienced credit judgment to reflect the impact of the extraordinary and highly uncertain environment on credit conditions and the economy as a result of the COVID-19 pandemic.
As at January 31, 2021, our base case economic forecast used to calculate the allowance depicts a recovering Canadian economy, with real GDP growth rebounding in 2021 as the economic recovery continues and spending returns to more normal levels. Although the near-term outlook has weakened since year end with an increase in cases and renewed restrictions on business activities, the medium-term outlook has improved relative to our outlook as at October 31, 2020. Our base case economic forecast as at October 31, 2020 depicted moderate economic growth in both Canada and the U.S. over the medium-term projection period. If we assumed a 100% base case economic forecast and included the impact of loan migration by restaging, with other assumptions held constant, including the application of experienced credit judgment, the allowance on performing loans would be approximately
$2,375 million as at January 31, 2021 ($2,375 million as at October 31, 2020), compared to the reported allowance for performing loans of $2,972 million ($3,075 million as at October 31, 2020)
.
As at January 31, 2021,
the adverse case economic forecast depicts a contracting Canadian economy, with real GDP declining in 2021, before recovering in 2022. In our adverse case scenario, the assumed impact of COVID-19 is more severe than in the base case forecast, with aggressive restrictions on a broad range of activity leading to a sharp decline in consumer and business confidence and spending
,
 a
consisten
t
trajectory to the scenario used as at
October 31, 2020.
 If we assumed a 100% adverse economic forecast and included the impact of loan migration by restaging, with other assumptions held constant, including the application of experienced credit judgment, the allowance on performing loans would be approximately
$4,475 million as at January 31, 2021 ($4,875 million as at October 31, 2020), compared to the reported allowance for performing loans of $2,972 million ($3,075 million as at

October 31, 2020
).
When we measure changes in economic performance in our forecasts, we use real GDP as the basis, which acts as the key driver for movements in many of the other economic and market variables used, including VIX equity volatility index, corporate BBB credit spreads, unemployment rates, housing price indices and consumer credit. Many of the variables have a high degree of interdependency and as such, there is no one single factor to which loan impairment allowances as a whole are sensitive. The following table shows certain key economic variables used to estimate the allowance on performing loans during the forecast period. This table is typically provided on an annual basis; however, given the significant level of uncertainty in the forward-looking information due to the impact of COVID-19, the disclosures have been provided as an update to the information in BMO’s 2020 Annual Report. The values shown represent the national annual average values for calendar 2021 and 2022 for all scenarios. While the values disclosed below are national variables, we use regional variables in our underlying models and consider factors impacting particular industries where appropriate.

	As at January 31, 2021						As at October 31, 2020
All figures are average annual values	Benign scenario		Base scenario		Adverse scenario		Benign scenario		Base scenario		Adverse scenario
	2021	2022	2021	2022	2021	2022	2021	2022	2021	2022	2021	2022
Real GDP growth rates (1)
Canada	7.8%	5.6%	5.0%	4.5%	(1.5)%	0.8%	9.0%	4.0%	6.0%	3.0%	(2.1)%	0.8%
United States	7.2%	4.3%	4.5%	3.5%	(1.3)%	0.8%	7.0%	3.7%	4.0%	3.0%	(2.9)%	0.8%
Corporate BBB 10-year spread
Canada	1.7%	1.9%	2.2%	2.2%	4.2%	4.2%	1.8%	2.0%	2.2%	2.2%	4.5%	4.0%
United States	1.3%	1.5%	1.7%	1.8%	4.2%	3.9%	1.6%	1.8%	2.0%	2.1%	4.4%	3.7%
Unemployment rates
Canada	6.4%	5.6%	7.5%	6.5%	11.2%	11.4%	6.4%	5.9%	8.0%	7.1%	13.8%	13.9%
United States	4.6%	3.9%	5.9%	4.7%	10.2%	10.5%	5.2%	4.6%	6.8%	5.6%	12.6%	12.7%
Housing Price Index (1)
Canada (2)	10.8%	6.4%	6.4%	2.5%	(9.9)%	(6.4)%	9.6%	5.4%	4.5%	2.5%	(9.1)%	(4.6	) %
United States (3)	8.3%	5.2%	5.2%	3.3%	(5.8)%	(4.1)%	4.7%	4.2%	1.4%	2.7%	(7.3)%	(2.2	) %

(1)	Real gross domestic product and housing price index are year-over-year growth rates.
(2)	In Canada, we use the HPI Benchmark Composite.
(3)	In the United States, we use the National Case-Shiller House Price Index.
The ECL approach requires the recognition of credit losses generally based on 12 months of expected losses for performing loans (Stage 1) and the recognition of lifetime expected losses for performing loans that have experienced a significant increase in credit risk since origination (Stage 2). Under our current probability-weighted scenarios and based on the current risk profile of our loan exposures, if all our performing loans were in Stage 1, our allowance for performing loans would be approximately $2,150 million ($2,300 million as at October 31, 2020), compared with the reported allowance for performing loans of $2,972 million ($3,075 million as at October 31, 2020).